Income Taxes (Tables)	12 Months Ended
Jul. 31, 2014
Income Tax Disclosure [Abstract]
Deferred income taxes

	July 31,
	2014	2013
Net operating loss carryforwards	$90,515,261	$87,541,552
Other temporary differences	299,010	800,989
Intangible assets	291,002	--
Total Deferred Tax Assets	91,105,273	88,342,541
Valuation Allowance	(91,105,273)	(88,089,860)
Deferred Tax Liabilities
Intangible assets	--	(386,320)
Other temporary differences	--	142,639
Total Deferred Tax Liabilities	--	(243,681)
Net Deferred Income Taxes	$--	$--

Reconciliation of effective tax rate

	2014	2013	2012
Federal statutory rate	(34.0)%	(34.0)%	(34.0)%
Increase (decrease) in income taxes resulting from:
Imputed interest income on intercompany receivables from foreign subsidiaries	4,037	6.0	5.0
Non-deductible or non-taxable items	(111,569)	13.0	4.0
Other temporary differences	(84,061)	(14.0)	18.0
Change in valuation allowance	191,627	29.0	(3.0)

Effective tax rate	--%	--%	--%